Facility Fire - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Mar. 18, 2014	Dec. 31, 2015	Dec. 31, 2014
Loss Contingencies [Line Items]
Fire damage, recognized gross expenses	$ 8.3
Insurance recoveries		$ 8.8
Other Income
Loss Contingencies [Line Items]
Insurance recoveries in excess of net book value			$ 0.5
Reconstruction of Facility
Loss Contingencies [Line Items]
Insurance recoveries		$ 3.0